Loans - Summary of Long-term Loans (Parenthetical) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about borrowings [line items]
Long-term Loans		$ 15,840,000				$ 18,340,747
Increase in loan on 2017.01.19	$ 33,738	$ 1,000,000	$ 9,000,000	$ 2,500,000
Syndicated bank loans 2012.08.10 - 2017.08.10 [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowing period	Repayables in 6 semi-annually installments starting from February 2015	Repayables in 6 semi-annually installments starting from February 2015
Syndicated bank loans 2012.08.10 - 2017.08.10 [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowings maturity date	Aug. 10, 2012	Aug. 10, 2012
Syndicated bank loans 2012.08.10 - 2017.08.10 [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowings maturity date	Aug. 10, 2017	Aug. 10, 2017
Syndicated bank loans 2012.08.10 - 2017.08.10 [member] | Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Long-term Loans					$ 33,333	2,162,333
Other bank loans 2013.12.31 - 2016.12.31 Extended to 2019.12.30, Repayables in 3 semi-annually installments starting from December 28, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowing period	Extended to 2019.12.30, and increased by $1,000,000 on 2017.01.19. Repayables in 3 semi-annually installments starting from December 28, 2018	Extended to 2019.12.30, and increased by $1,000,000 on 2017.01.19. Repayables in 3 semi-annually installments starting from December 28, 2018
Increase in loan on 2017.01.19		$ 1,000,000
Other bank loans 2013.12.31 - 2016.12.31 Extended to 2019.12.30, Repayables in 3 semi-annually installments starting from December 28, 2018 [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowings maturity date	Dec. 31, 2013	Dec. 31, 2013
Other bank loans 2013.12.31 - 2016.12.31 Extended to 2019.12.30, Repayables in 3 semi-annually installments starting from December 28, 2018 [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowings maturity date	Dec. 31, 2016	Dec. 31, 2016
Other bank loans 2013.12.31 - 2016.12.31 Extended to 2019.12.30, Repayables in 3 semi-annually installments starting from December 28, 2018 [member] | Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Long-term Loans		$ 2,500,000				1,500,000
Other bank loans 2014.08.11 - 2018.12.13 Repayables in 5 Semi-annually Installments Starting from December 13, 2016 [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowing period	Repayables in 5 semi-annually installments starting from December 13, 2016	Repayables in 5 semi-annually installments starting from December 13, 2016
Other bank loans 2014.08.11 - 2018.12.13 Repayables in 5 Semi-annually Installments Starting from December 13, 2016 [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowings maturity date	Aug. 11, 2014	Aug. 11, 2014
Other bank loans 2014.08.11 - 2018.12.13 Repayables in 5 Semi-annually Installments Starting from December 13, 2016 [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowings maturity date	Dec. 13, 2018	Dec. 13, 2018
Other bank loans 2014.08.11 - 2018.12.13 Repayables in 5 Semi-annually Installments Starting from December 13, 2016 [member] | Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Long-term Loans		$ 340,000				680,000
Other bank loans 2014.08.11 - 2018.12.10 Repayables in 6 Semi-annually Installments Starting from June 13, 2016 [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowing period	Repayables in 6 semi-annually installments starting from June 13, 2016	Repayables in 6 semi-annually installments starting from June 13, 2016
Other bank loans 2014.08.11 - 2018.12.10 Repayables in 6 Semi-annually Installments Starting from June 13, 2016 [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowings maturity date	Aug. 11, 2014	Aug. 11, 2014
Other bank loans 2014.08.11 - 2018.12.10 Repayables in 6 Semi-annually Installments Starting from June 13, 2016 [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowings maturity date	Dec. 10, 2018	Dec. 10, 2018
Other bank loans 2014.08.11 - 2018.12.10 Repayables in 6 Semi-annually Installments Starting from June 13, 2016 [member] | Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Long-term Loans		$ 500,000				1,000,000
Other bank loans 2014.08.11 - 2019.08.11 Repayables in 6 Semi-annually Installments Starting from February 10, 2017 [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowing period	Repayables in 6 semi-annually installmentsstarting from February 10, 2017	Repayables in 6 semi-annually installmentsstarting from February 10, 2017
Other bank loans 2014.08.11 - 2019.08.11 Repayables in 6 Semi-annually Installments Starting from February 10, 2017 [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowings maturity date	Aug. 11, 2014	Aug. 11, 2014
Other bank loans 2014.08.11 - 2019.08.11 Repayables in 6 Semi-annually Installments Starting from February 10, 2017 [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowings maturity date	Aug. 11, 2019	Aug. 11, 2019
Other bank loans 2014.08.11 - 2019.08.11 Repayables in 6 Semi-annually Installments Starting from February 10, 2017 [member] | Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Long-term Loans		$ 1,000,000				1,500,000
Other bank loans 2015.07.01 - 2020.07.01 Repayables in 6 Semi-annually Installments Starting from January 2, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowing period	Repayables in 6 semi-annually installments starting from January 2, 2018	Repayables in 6 semi-annually installments starting from January 2, 2018
Other bank loans 2015.07.01 - 2020.07.01 Repayables in 6 Semi-annually Installments Starting from January 2, 2018 [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowings maturity date	Jul. 01, 2015	Jul. 01, 2015
Other bank loans 2015.07.01 - 2020.07.01 Repayables in 6 Semi-annually Installments Starting from January 2, 2018 [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowings maturity date	Jul. 01, 2020	Jul. 01, 2020
Other bank loans 2015.07.01 - 2020.07.01 Repayables in 6 Semi-annually Installments Starting from January 2, 2018 [member] | Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Long-term Loans		$ 1,500,000				1,500,000
Other bank loans 2015.11.13 - 2020.11.13 Repayables in 6 Semi-annually Installments Starting from May 11, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowing period	Repayables in 6 semi-annually installments starting from May 11, 2018	Repayables in 6 semi-annually installments starting from May 11, 2018
Other bank loans 2015.11.13 - 2020.11.13 Repayables in 6 Semi-annually Installments Starting from May 11, 2018 [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowings maturity date	Nov. 13, 2015	Nov. 13, 2015
Other bank loans 2015.11.13 - 2020.11.13 Repayables in 6 Semi-annually Installments Starting from May 11, 2018 [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowings maturity date	Nov. 13, 2020	Nov. 13, 2020
Other bank loans 2015.11.13 - 2020.11.13 Repayables in 6 Semi-annually Installments Starting from May 11, 2018 [member] | Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Long-term Loans		$ 1,000,000				1,000,000
Other bank loans 2016.07.19 - 2021.01.10 Repayables in 6 Semi-annually Installments Starting from July 10, 2018 [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowing period	Repayables in 6 semi-annually installments starting from July 10, 2018	Repayables in 6 semi-annually installments starting from July 10, 2018
Other bank loans 2016.07.19 - 2021.01.10 Repayables in 6 Semi-annually Installments Starting from July 10, 2018 [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowings maturity date	Jul. 19, 2016	Jul. 19, 2016
Other bank loans 2016.07.19 - 2021.01.10 Repayables in 6 Semi-annually Installments Starting from July 10, 2018 [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowings maturity date	Jan. 10, 2021	Jan. 10, 2021
Other bank loans 2016.07.19 - 2021.01.10 Repayables in 6 Semi-annually Installments Starting from July 10, 2018 [member] | Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Long-term Loans		$ 3,000,000				3,000,000
Other bank loans 2016.07.19 - 2021.07.19 Repayables in 6 Semi-annually Installments Starting from January 18, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowing period	Repayables in 6 semi-annually installments starting from January 18, 2018	Repayables in 6 semi-annually installments starting from January 18, 2018
Other bank loans 2016.07.19 - 2021.07.19 Repayables in 6 Semi-annually Installments Starting from January 18, 2019 [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowings maturity date	Jul. 19, 2016	Jul. 19, 2016
Other bank loans 2016.07.19 - 2021.07.19 Repayables in 6 Semi-annually Installments Starting from January 18, 2019 [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowings maturity date	Jul. 19, 2021	Jul. 19, 2021
Other bank loans 2016.07.19 - 2021.07.19 Repayables in 6 Semi-annually Installments Starting from January 18, 2019 [member] | Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Long-term Loans		$ 4,000,000				4,000,000
Other bank loans 2016.12.30 - 2021.12.30 Repayables in 6 Semi-annually Installments Starting from June 28, 2019 [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowing period	Repayables in 6 semi-annually installments starting from June 28, 2019	Repayables in 6 semi-annually installments starting from June 28, 2019
Other bank loans 2016.12.30 - 2021.12.30 Repayables in 6 Semi-annually Installments Starting from June 28, 2019 [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowings maturity date	Dec. 30, 2016	Dec. 30, 2016
Other bank loans 2016.12.30 - 2021.12.30 Repayables in 6 Semi-annually Installments Starting from June 28, 2019 [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Long term borrowings maturity date	Dec. 30, 2021	Dec. 30, 2021
Other bank loans 2016.12.30 - 2021.12.30 Repayables in 6 Semi-annually Installments Starting from June 28, 2019 [member] | Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Long-term Loans		$ 2,000,000				$ 2,000,000